Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Internal software development costs, amortization expense	$ 18,872	$ 10,141
Software development costs
Finite-Lived Intangible Assets [Line Items]
Internal software development costs	2,526	12,666
Internal software development costs, amortization expense	$ 7,464	$ 3,832